Omnibus Incentive Compensation Plan (Table) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($) shares
Units
Unvested, end of period	$ 2,157
Employee equity compensation
Units
Unvested, beginning of period | shares	240,000
Vested | shares	33,332
Unvested, end of period | shares	206,668
Unvested, beginning of period	$ 1,325
Vested	184
Unvested, end of period	$ 1,141
Non-Employee equity compensation
Units
Unvested, beginning of period | shares	610,000
Vested | shares	117,500
Unvested, end of period | shares	492,500
Unvested, beginning of period	$ 3,367
Vested	374
Unvested, end of period	$ 2,993